Organization and Principal Activities - Schedule of Consolidated Cash Flows Information (Details) - Variable Interest Entities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Cash Flows Information [Line Items]
Net cash (used in) provided by operating activities	$ 4,599,443	$ (10,504,500)	$ 15,185,225
Net cash (used in) provided by investing activities	42,087	(465,451)	(16,842,456)
Net cash provided by (used in) financing activities	(4,015,965)	10,612,756	1,322,448
Effect of exchange rate changes	(1,031,550)	12,698	200,007
Net change in cash, cash equivalents and restricted cash	$ (405,985)	$ (344,497)	$ (134,776)